LEASES	12 Months Ended
Dec. 31, 2022
LEASES
LEASES

19.    LEASES

The Group’s operating lease primarily represent offices and overseas manufacturing facilities and warehouses. Most of the operating leases are for terms ranging from 3 to 20 years, although terms and conditions can vary from lease to lease. The Group has assessed the specific terms and conditions of each operating lease to determine the amount of the lease payments and the length of the lease term, which includes the minimum period over which lease payments are required plus any renewal options that are both within the Group’s control to exercise and reasonably certain of being exercised upon lease commencement. The Company assesses all relevant factors to determine if sufficient incentives exist as of lease commencement to conclude whether or not renewal is reasonably certain. There are no material residual value guarantees provided by the Company nor any restrictions or covenants imposed by the operating leases to which the Company is a party. In determining the lease liability, the Group utilizes its incremental borrowing rate for debt instruments with terms approximating the term for its operating leases to discount the future lease payments over the lease term to present value. The Company does not incur variable lease payments for its operating leases.

The Group’s finance leases primarily represent machinery and equipment utilized in the Group’s production facilities. All of the Group’s finance leases meet one or more of the criteria as: a) the lease transfers ownership of the underlying asset to the Group by the end of the lease term; b) the lease grants the Group an option to purchase the underlying asset that the lessee is reasonably certain to exercise; c) the lease term is for the major part of the remaining economic life of the underlying asset; d) the present value of the sum of the lease payments and any residual value guaranteed by the Group that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset; e) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. ROU of capital lease is recorded at the aggregate of future minimum lease payments and estimated residual value of the leased equipment. In determining the lease liability, the Group utilizes its incremental borrowing rate for debt instruments with terms approximating the term for its capital leases to discount the future lease payments over the lease term to present value.

The balances for the operating and finance leases where the Group is the lessee are presented as follows (RMB in thousands):

	2021	2022
	December 31	December 31
	RMB	RMB
Operating leases:
Operating lease liabilities - current	62,515	65,489
Operating lease liabilities - non-current	385,420	339,885
Total operating lease liabilities	447,935	405,374
Operating lease right-of-use assets, net	438,271	396,966

Financing leases:
Financing lease liabilities - current	194,939	168,381
Financing lease liabilities - non-current	236,374	69,881
Total financing lease liabilities	431,313	238,262
Financing lease right-of-use assets, net	628,592	558,407

(a)	The components of lease expenses were as follows (RMB in thousands):

	For the years ended December 31,
	2021	2022
	RMB	RMB
Lease cost:
Amortization of right-of-use assets	135,791	129,869
Interest of lease liabilities	51,575	36,553
Expenses for short-term lease within 12 months	3,052	9,154
Total lease cost	190,418	175,576

(b)	Supplemental cash flow information related to leases was as follows (RMB in thousands):

	For the years ended December 31,
	2021	2022
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	76,400	72,906
Operating cash outflows for finance leases	25,974	19,926
Financing cash outflows for finance leases	286,292	216,722
Total cash paid for amounts included in the measurement of lease liabilities:	388,666	309,554

Lease obligation accrued in exchange for right-of-use assets:
Operating lease liabilities	185,472	3,476
Finance lease liabilities	132,188	—
Total lease obligation accrued in exchange for right-of-use assets:	317,660	3,476

(c)	Supplemental balance sheet information related to leases was as follows (RMB in thousands):

Operating leases:

	As of December 31,
	2021	2022
Weighted-average remaining lease term	7.35 years	6.21 years
Weighted-average discount rate	6.47%	6.46%

Financing leases:

	As of December 31,
	2021	2022
Weighted-average remaining lease term	1.94 years	0.94 years
Weighted-average discount rate	5.65%	5.55%

(d)	Maturities of lease liabilities were as follows (RMB in thousands):

Operating leases:

Year ending December 31,	RMB
Year ended December 31,
2023	85,637
2024	84,973
2025	75,863
Thereafter	206,541
Total undiscounted lease payments	453,014
Less: imputed interest	47,640
Total lease liabilities	405,374

Financing leases:

Year ending December 31,	RMB
Year ended December 31,
2023	236,657
2024	34,252
Total undiscounted lease payments	270,909
Less: imputed interest	32,647
Total lease liabilities	238,262